Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Separate Financial Statements [Abstract]
Summarized financial information relating to the group's share of joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

			$ million
	2018	2017	2016
Sales and other operating revenues	13,258	11,380	10,081
Profit before interest and taxation	1,396	1,394	1,612
Finance costs	85	100	156
Profit before taxation	1,311	1,294	1,456
Taxation	414	117	490
Profit for the year	897	1,177	966
Other comprehensive income	6	8	5
Total comprehensive income	903	1,185	971
Non-current assets	10,399	10,139
Current assets	2,935	2,419
Total assets	13,334	12,558
Current liabilities	1,715	1,687
Non-current liabilities	3,017	2,927
Total liabilities	4,732	4,614
Net assets	8,602	7,944
Group investment in joint ventures
Group share of net assets (as above)	8,602	7,944
Loans made by group companies to joint ventures	45	50
	8,647	7,994

Summarized financial information of joint ventures
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2018		2017		2016
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	4,603	251	3,578	352	3,327	291

						$ million
Purchases from joint ventures		2018		2017		2016
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,336	300	1,257	176	943	120